Related Party Transactions - Summary of Related Party Transactions and Balances (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Line Items]
Transactions	$ 0	$ 3,606
Balance outstanding	0	(510)
Marketing, brand research and development services
Disclosure Of Transactions Between Related Parties [Line Items]
Transactions	0	1,144
Balance outstanding	0	0
Legal services
Disclosure Of Transactions Between Related Parties [Line Items]
Transactions	0	2,462
Balance outstanding	$ 0	$ (510)